Accrued expenses and other current liabilities and Provision	6 Months Ended
Jun. 30, 2025
Accrued Liabilities and Other Liabilities [Abstract]
Accrued expenses and other current liabilities and Provision	Accrued expenses and other current liabilities and Provision
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,	As of June 30,
	2024	2025
Salaries and benefits payables	18,490	12,848
Taxes payable	16,447	7,246
Product warranties	6,868	7,333
Accrued costs of the Merger	7,900	7,400
Other payables and accrued charges*	35,772	37,627
Accrued expenses and other current liabilities	85,477	72,454

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*Other payables and accrued charges primarily include accrual for research and development expenses.

Product warranty

The following table provides a reconciliation of changes in the product warranties:

	As of December 31,	As of June 30,
	2024	2025
Balance at the beginning of the year/period	18,650	21,861
Additions	8,918	3,871
Settlements	(5,707)	(2,525)
Balance at the end of the year/period	21,861	23,207
Including:
Current portion of warranty included in “Accrued expenses and other current liabilities”	6,868	7,333
Noncurrent portion of warranty included in “Provision”	14,993	15,874